CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Profit or loss [abstract]
Revenues from sale of products	$ 2,527	$ 1,015	$ 5,045	$ 1,662	$ 7,445
Revenues from development services	3,023	2,922	5,963	6,631	13,935
Revenues from license agreements	507	90	896	172	383
Total revenues	6,057	4,027	11,904	8,465	21,763
Cost of revenues	3,696	2,810	7,127	6,018	14,218
Gross profit	2,361	1,217	4,777	2,447	7,545
Research and development	2,656	1,612	4,898	3,331	7,698
Selling and marketing	854	859	1,676	1,683	3,228
General and administrative	1,746	1,452	3,019	2,345	5,459
Total operating expenses	5,256	3,923	9,593	7,359	16,385
Operating loss	(2,895)	(2,706)	(4,816)	(4,912)	(8,840)
Financial income	118	101	11	323	843
Financial expense	(399)	(491)	(1,222)	(968)	(1,279)
Loss before taxes on income	(3,176)	(3,096)	(6,027)	(5,557)	(9,276)
Taxes on income	(19)	0	(19)	0	0
Loss from continuing operation	(3,195)	(3,096)	(6,046)	(5,557)	(9,276)
Profit from discontinued operation	0	0	0	0	80
Net loss	(3,195)	(3,096)	(6,046)	(5,557)	(9,196)
Other comprehensive income (loss):
Foreign currency translation adjustments	(3)	(7)	8	1	(23)
Total comprehensive loss	$ (3,198)	$ (3,103)	$ (6,038)	$ (5,556)	$ (9,219)
Total Basic and diluted net loss per share	$ (0.12)	$ (0.11)	$ (0.22)	$ (0.20)	$ 0.34